Common Stock (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	May 31, 2022	Jan. 25, 2022	Jan. 23, 2020	Oct. 31, 2021	Dec. 31, 2022	Mar. 31, 2023	Oct. 24, 2022	Mar. 29, 2022	Jan. 01, 2022	Dec. 31, 2021	Mar. 24, 2021
Subsidiary, Sale of Stock [Line Items]
Reverse stock split description			We implemented a 1-for-20 reverse stock split of our outstanding shares of common stock that was effective on January 23, 2020. Unless otherwise noted, all share and related option, warrant, and convertible security information presented has been retroactively adjusted to reflect the reduced number of shares, and the increase in the share price which resulted from this action
Proceeds from issuance of private placement				$ 3,925,050
Common stock price per share					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Warrants to acquire preferred stock				2,933,340						350,000
Class of warrant exercise price per share				$ 1.50					$ 2.75
Expected life (in years)				5 years					5 years
Proceeds from issuance of warrants				$ 3,900,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for investment, shares					169,205
Class of warrant exercise price per share								$ 1.50			$ 1.00
Debt Settlement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares returned					600,000
Highwire Energy Partners, Inc. [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for investment, shares	169,205
Employment Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for investment, shares		30,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of common stock for investment, shares				2,933,340
Common stock price per share				$ 1.50